Nov. 28, 2018
PF ABCIR Prospectus | Pacific Funds Small/Mid-Cap
Pacific Funds Small/Mid-Cap

SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PACIFIC FUNDS PROSPECTUS FOR

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

and ADVISOR CLASS SHARES

DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Prospectus for Class A, Class B, Class C, Class I, Class R, and Advisor Class Shares dated August 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, and Pacific Funds Small-Cap Value – In the second paragraph of the Performance section, “Investor Class” is replaced with “Institutional Class.”